(14) Related Party Transactions (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2009	Dec. 31, 2012	Dec. 31, 2011
Conversion of convertible note payable		$ 50,000
Board of Directors Chairman
Salaries, Wages and Officers' Compensation	6,500	78,000	78,000
CambriaCapitalLLCMember
Conversion of convertible note payable		$ 149,850
Debt Conversion, Converted Instrument, Warrants or Options Issued		199,800
Investment Warrants, Exercise Price		$ 1.50